Filed Pursuant to Rule 497(e)

1933 Act File No. 033-52154

1940 Act File No. 811-07168

HENNESSY GAS UTILITY INDEX FUND

Investor Class  GASFX

HENNESSY SMALL CAP FINANCIAL FUND

Investor Class  HSFNX  |  Institutional Class  HISFX

HENNESSY LARGE CAP FINANCIAL FUND

Investor Class  HLFNX

April 1, 2013

Supplement to the Prospectus dated February 28, 2013

In connection with a change in portfolio managers, effective as of March 31, 2013, the following sections are replaced in their entirety as follows:

Portfolio Manager discussion for Hennessy Gas Utility Index Fund on page 35:

“Portfolio Managers

Winsor (Skip) H. Aylesworth and Ryan Kelley are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Aylesworth serves as Portfolio Manager to the Fund and has served in this capacity since 2001. Mr. Kelley has served as Co-Portfolio Manager of the Fund since March 2013.”

Portfolio Manager discussion for Hennessy Small Cap Financial Fund on page 38:

“Portfolio Managers

David H. Ellison and Ryan Kelley are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Ellison serves as Portfolio Manager to the Fund and has served in this capacity since the commencement of operations in January 1997. Mr. Kelley has served as Co-Portfolio Manager of the Fund since March 2013.”

Portfolio Manager discussion for Hennessy Large Cap Financial Fund on page 41:

“Portfolio Managers

David H. Ellison and Ryan Kelley are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Ellison serves as Portfolio Manager to the Fund and has served in this capacity since the commencement of operations in January 1997. Mr. Kelley has served as Co-Portfolio Manager of the Fund since March 2013.”

In connection with a change in portfolio managers, effective as of March 31, 2013, the following section is supplemented as follows:

Portfolio Managers Employed by Investment Manager on page 56:

“Ryan Kelley has served as Co-Portfolio Manager of the Hennessy Gas Utility Index Fund, the Hennessy Large Cap Financial Fund and the Hennessy Small Cap Financial Fund since March 2013, and has been employed by the Manager since October 26, 2012. Prior to October 26 2012, Mr. Kelley was employed by FBR Fund Advisers, Inc.”

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Prospectus Supplement Dated March 29, 2013

Please Read Carefully and Keep for Future Reference